NUCLEAR FUEL INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
NUCLEAR FUEL INVENTORY
Schedule of composition of the long-term inventory

	CONSOLIDATED
	12/31/2017	12/31/2016
CURRENT
Elements ready	465,152	455,737

	465,152	455,737
NON-CURRENT
Elements ready	318,229	523,501
Uranium concentrate	194,047	50,965
Ongoing - nuclear fuel	318,732	100,803

	831,008	675,269

	1,296,160	1,131,006